BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.
     BlackRock Total Return Fund
     BlackRock High Income Fund

BlackRock California Municipal Series Trust
     BlackRock California Municipal Bond Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock Focus Value Fund, Inc.

BlackRock FundsSM
     BlackRock All-Cap Energy & Resources Portfolio
     BlackRock Asset Allocation Portfolio
     BlackRock China Fund
     BlackRock Energy & Resources Portfolio
     BlackRock Exchange Portfolio
     BlackRock Global Opportunities Portfolio
     BlackRock Health Sciences Opportunities Portfolio
     BlackRock Index Equity Portfolio
     BlackRock India Fund
     BlackRock International Opportunities Portfolio
     BlackRock Mid-Cap Growth Equity Portfolio
     BlackRock Mid-Cap Value Equity Portfolio
     BlackRock Science & Technology Opportunities Portfolio
     BlackRock Small Cap Growth Equity Portfolio
     BlackRock Small/Mid-Cap Growth Portfolio
     BlackRock U.S. Opportunities Portfolio
     BlackRock World Gold Fund

BlackRock Funds II
     BlackRock Aggressive Growth Prepared Portfolio
     BlackRock AMT-Free Municipal Bond Portfolio
     BlackRock Bond Portfolio
     BlackRock Conservative Prepared Portfolio
     BlackRock Emerging Market Debt Portfolio
     BlackRock Floating Rate Income Portfolio
     BlackRock Global Dividend Income Portfolio
     BlackRock GNMA Portfolio
     BlackRock Government Income Portfolio
     BlackRock Growth Prepared Portfolio
     BlackRock High Yield Bond Portfolio
     BlackRock Income Portfolio
     BlackRock Inflation Protected Bond Portfolio
     BlackRock Intermediate Government Bond Portfolio
     BlackRock International Bond Portfolio
     BlackRock Kentucky Municipal Bond Portfolio
     BlackRock Long Duration Bond Portfolio
     BlackRock Low Duration Bond Portfolio
     BlackRock Managed Income Portfolio
     BlackRock Moderate Prepared Portfolio
     BlackRock Multi-Sector Bond Portfolio
     BlackRock Ohio Municipal Bond Portfolio
     BlackRock Prepared Portfolio 2015

     BlackRock Prepared Portfolio 2020
     BlackRock Prepared Portfolio 2025
     BlackRock Prepared Portfolio 2030
     BlackRock Prepared Portfolio 2035
     BlackRock Prepared Portfolio 2040
     BlackRock Prepared Portfolio 2045
     BlackRock Prepared Portfolio 2050
     BlackRock Strategic Income Opportunities Portfolio
     BlackRock Total Return Portfolio II

BlackRock Funds III
     BlackRock Bond Index Fund
     BlackRock Russell 1000® Index Fund
     BlackRock S&P 500 Stock Fund
     LifePath® Retirement Portfolio
     LifePath 2020 Portfolio®
     LifePath® 2025 Portfolio
     LifePath 2030 Portfolio®
     LifePath® 2035 Portfolio
     LifePath 2040 Portfolio®
     LifePath® 2045 Portfolio
     LifePath® 2050 Portfolio
     LifePath® 2055 Portfolio
     LifePath® Index Retirement Portfolio
     LifePath® Index 2020 Portfolio
     LifePath® Index 2025 Portfolio
     LifePath® Index 2030 Portfolio
     LifePath® Index 2035 Portfolio
     LifePath® Index 2040 Portfolio
     LifePath® Index 2045 Portfolio
     LifePath® Index 2050 Portfolio
     LifePath® Index 2055 Portfolio

BlackRock Global Dynamic Equity Fund

BlackRock Global Emerging Markets Fund, Inc.

BlackRock Global Financial Services Fund, Inc.

BlackRock Global Growth Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Healthcare Fund, Inc.

BlackRock Index Funds, Inc.
     BlackRock International Index Fund
     BlackRock S&P 500 Index Fund
     BlackRock Small Cap Index Fund

BlackRock International Value Trust
     BlackRock International Value Fund

BlackRock Large Cap Series Funds, Inc.
     BlackRock Large Cap Core Fund
     BlackRock Large Cap Core Plus Fund
     BlackRock Large Cap Growth Fund
     BlackRock Large Cap Value Fund
     BlackRock Large Cap Growth Retirement Portfolio
     BlackRock Large Cap Value Retirement Portfolio
     BlackRock Large Cap Core Retirement Portfolio

BlackRock Latin America Fund, Inc.

BlackRock Mid Cap Value Opportunities Series, Inc.
     BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust
     BlackRock New Jersey Municipal Bond Fund
     BlackRock New York Municipal Bond Fund
     BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.
     BlackRock High Yield Municipal Fund
     BlackRock Municipal Fund
     BlackRock National Municipal Fund
     BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust
     BlackRock Intermediate Municipal Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Series, Inc.
     BlackRock International Fund
BlackRock Small Cap Growth Fund II	BlackRock Short-Term Bond Series, Inc.
     BlackRock Short-Term Bond Fund

BlackRock Utilities and Telecommunications Fund, Inc.

BlackRock Value Opportunities Fund, Inc.

BlackRock World Income Fund, Inc.

FDP Series, Inc.
     Marsico Growth FDP Fund
     MFS Research International FDP Fund
     Van Kampen Value FDP Fund
     Franklin Templeton Total Return FDP Fund

Managed Account Series
U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 29, 2011 to the
Statement of Additional Information of each Fund

Effective June 29, 2011, the Statements of Additional Information of the Funds are amended as follows:

The last paragraph under the section entitled “Purchase of Shares — Other Compensation to Selling Dealers” in Part II of each Fund’s current Statement of Additional Information is supplemented with the following information:

The following Service Organizations have specific distribution and marketing agreements with the Fund and may receive payments relating to distribution and sales support activities: CCO Investment Services, FSC Securities Corporation, PFS Investments, Royal Alliance Associates and SagePoint Financial.

Shareholders should retain this Supplement for future reference.

Code #SAI-ULSO-0611SUP